Gold and Silver Sales (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) oz	Mar. 31, 2019 USD ($) oz	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($) oz
Product Information [Line Items]
Amount sold	$ 11,124,000	$ 0	$ 13,709,000	$ 180,000
Gold
Product Information [Line Items]
Amount sold	$ 10,328,000	$ 0	$ 12,803,000	$ 178,000
Ounces sold (in ounces) | oz	6,560	0	8,593	145
Silver
Product Information [Line Items]
Amount sold	$ 796,000	$ 0	$ 906,000	$ 2,000
Ounces sold (in ounces) | oz	49,373	0	52,036	124